DIAMOND HILL FUNDS

Diamond Hill Global Fund

Supplement dated September 30, 2020
to the Summary Prospectus Dated February 28, 2020, and
to the Prospectus Dated February 28, 2020 As Amended, and
to the Statement of Additional Information Dated February 28, 2020 As Amended

Summary Prospectus and Prospectus

Effective September 30, 2020, Grady Burkett is the sole Portfolio Manager of the Diamond Hill Global Fund (“Global Fund”).

Accordingly, in the Portfolio Management sections on Page 3 of the Summary Prospectus and on Page 25 of the Prospectus, and in the Portfolio Managers section on Page 50 of the Prospectus, the following is revised:

Richard Snowdon is removed as a Portfolio Manager of the Global Fund.

Richard Snowdon remains as a portfolio manager with the Adviser.

Statement of Additional Information

Effective September 30, 2020, Richard Snowdon is no longer designated as a Portfolio Manager of the Global Fund.

Accordingly, all references to Richard (Rick) Snowdon on Pages 55 and 59 as a Portfolio Manager of the Global Fund are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE